RELATED PARTY BALANCES AND TRANSACTION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Related Party Transaction [Line Items]
Cash and cash equivalent		$ 215,617	$ 375,263	$ 46,547	$ 362,574
Interest expenses		17,129	3,457
Amounts due to related parties		8,591		$ 4,317	33,628
Tencent Group
Related Party Transaction [Line Items]
Cash and cash equivalent		260			240
Transactions with Related Parties	$ 59,702	16,229	8,784
Tencent Group | Equipment purchased
Related Party Transaction [Line Items]
Services provided by related parties	40,218
Tencent Group | Cloud service
Related Party Transaction [Line Items]
Amounts due to related parties		8,409			33,153
Services provided by related parties	16,729	14,081	7,636
Tencent Group | SMS channel services
Related Party Transaction [Line Items]
Amounts due to related parties		182			$ 475
Services provided by related parties	1,523	1,834	$ 1,148
Tencent Group | Advertising expenses
Related Party Transaction [Line Items]
Services provided by related parties	682	112
Tencent Group | ESOP management service income
Related Party Transaction [Line Items]
ESOP management service income	$ 550	$ 202